Interest and Other Expense, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Interest and other expense, net
Interest income	$ (5,478)	$ (6,180)	$ (7,670)
Interest expense	3,175	2,882	3,135
Foreign exchange loss	7,378	9,737	5,551
Gain on sale of investments	(9,172)
Loss from divestiture of a subsidiary			23,399
Other, net	5,045	2,218	720
Total	$ 948	$ 8,657	$ 25,135